LOANS RECEIVABLE, NET - Summary of loans receivable, net (Detail) $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	¥ 292,342,000
Allowance for credit losses	0		¥ 0
Financial assets receivable, net	292,342,000	$ 42,386
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	21,142,000		27,584,000
Allowance for credit losses	(17,991,000)		(27,255,000)	¥ (27,700,000)
Financial assets receivable, net	¥ 3,151,000		¥ 329,000